Investments: Investments Classified by Contractual Maturity Date (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Amortized cost of debt securities available for sale	$ 12,854		$ 6,144
Debt securities, available for sale, at fair value	13,194	[1]	6,556	[2]
Residential Mortgage Backed Securities
Amortized cost of debt securities available for sale	2,966		3,741
Debt securities, available for sale, at fair value	3,207		4,000
Debt Securities
Amortized cost of debt securities available for sale	12,854		6,144
Debt securities, available for sale, at fair value	13,194		6,556
Due after one year through five years
Amortized cost of debt securities available for sale	9,888
Debt securities, available for sale, at fair value	$ 9,987

[1]	Amortized cost - $12,854
[2]	Amortized cost - $6,144